DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended					6 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 28, 2021	Dec. 31, 2020
DERIVATIVE LIABILITY
Risk-free interest rate							0.05%
Expected volatility rate							120.00%
OID percentage							18.00%
Proceeds from financing transition							$ 2,500,000
Change in fair value of derivative liability	$ 0	$ 1,380,000	$ 0	$ 0	$ 0	$ 0	1,040,000	$ (60,000)
Derivative liabilites							$ 0	$ 1,040,000	$ 980,000	$ 0